Intangible assets - Impairment testing (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Goodwill allocation
Impairment of goodwill	$ 571	$ 498
Goodwill	7,599	8,397	$ 8,895
Westpac Lenders Mortgage Insurance Limited | Annual impairment testing
Goodwill allocation
Impairment of goodwill	84
Westpac Lenders Mortgage Insurance Limited and Westpac Institutional Bank
Goodwill allocation
Goodwill	0
Specialist Businesses
Goodwill allocation
Goodwill	531	858
Westpac Institutional Bank
Goodwill allocation
Goodwill		$ 487
Westpac Institutional Bank | Annual impairment testing
Goodwill allocation
Impairment of intangible assets, including goodwill	831
Impairment of goodwill	487
Other assets written down due to results of annual impairment testing	$ 325
Westpac Institutional Bank | Discount rate
Significant assumptions used in recoverable amount for goodwill
Group's equity rate	10.40%	11.00%
Group's adjusted pre-tax equity rate	13.80%	14.40%
Westpac Institutional Bank | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	5 years	5 years
Terminal growth rate	1.80%	2.00%
New Zealand
Goodwill allocation
Goodwill	$ 504	$ 488
New Zealand | Discount rate
Significant assumptions used in recoverable amount for goodwill
Group's equity rate	9.00%	11.00%
Group's adjusted pre-tax equity rate	12.20%	14.50%
New Zealand | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	3 years	3 years
Terminal growth rate	2.00%	2.00%
All other significant CGUs | Discount rate
Significant assumptions used in recoverable amount for goodwill
Group's equity rate	9.00%	11.00%
All other significant CGUs | Discount rate | Minimum
Significant assumptions used in recoverable amount for goodwill
Group's adjusted pre-tax equity rate	12.50%	15.00%
All other significant CGUs | Discount rate | Maximum
Significant assumptions used in recoverable amount for goodwill
Group's adjusted pre-tax equity rate		15.20%
All other significant CGUs | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	3 years	3 years
Terminal growth rate	2.00%	2.00%
Computer software
Goodwill allocation
Impairment of intangible assets	$ 485	$ 171
Computer software | Westpac Institutional Bank
Goodwill allocation
Impairment of intangible assets	380
Computer software | Westpac Institutional Bank | Annual impairment testing
Goodwill allocation
Impairment of intangible assets	344
Parent Entity
Goodwill allocation
Impairment of goodwill	487	116
Goodwill	6,241	6,728	$ 6,844
Parent Entity | Westpac Lenders Mortgage Insurance Limited | Annual impairment testing
Goodwill allocation
Impairment of goodwill	0
Parent Entity | Specialist Businesses
Goodwill allocation
Goodwill	75	75
Parent Entity | Westpac Institutional Bank
Goodwill allocation
Goodwill		487
Parent Entity | Westpac Institutional Bank | Annual impairment testing
Goodwill allocation
Impairment of intangible assets, including goodwill	831
Parent Entity | Computer software
Goodwill allocation
Impairment of intangible assets	475	$ 165
Parent Entity | Computer software | Westpac Institutional Bank
Goodwill allocation
Impairment of intangible assets	$ 380